Property and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Property and equipment, net
Property, plant and equipment at beginning of period	€ 55,901	€ 43,653
Property, plant and equipment at end of period	54,514	55,901
Decreased property and equipment	54,514	55,901
Cost
Property and equipment, net
Property, plant and equipment at beginning of period	82,723	67,888
Additions through business combination		19,993
Additions	13,154	2,895
Disposals	(11,041)	(8,047)
Currency Translation	(456)	(6)
Property, plant and equipment at end of period	84,381	82,723
Decreased property and equipment	84,381	82,723
Accumulated depreciation and impairment
Property and equipment, net
Property, plant and equipment at beginning of period	(26,821)	(24,234)
Depreciation charge of the year	12,731	7,505
Impairment losses		3,071
Disposals	9,063	7,988
Currency Translation	622
Property, plant and equipment at end of period	(29,867)	(26,821)
Decreased property and equipment	(29,867)	(26,821)
Construction in progress
Property and equipment, net
Property, plant and equipment at beginning of period	180
Property, plant and equipment at end of period	1,136	180
Decreased property and equipment	1,136	180
Construction in progress | Cost
Property and equipment, net
Property, plant and equipment at beginning of period	180
Additions through business combination		360
Additions	5,744	843
Transfer	(5,038)	(1,012)
Disposals	(250)
Currency Translation		(12)
Property, plant and equipment at end of period	1,136	180
Decreased property and equipment	1,136	180
Leasehold improvements
Property and equipment, net
Property, plant and equipment at beginning of period	8,889	10,166
Property, plant and equipment at end of period	12,941	8,889
Decreased property and equipment	12,941	8,889
Leasehold improvements | Cost
Property and equipment, net
Property, plant and equipment at beginning of period	20,593	18,215
Additions through business combination		2,547
Additions	3,582	590
Transfer	4,701	(670)
Disposals	(8,984)	(50)
Currency Translation	(196)	(39)
Property, plant and equipment at end of period	19,697	20,593
Decreased property and equipment	19,697	20,593
Leasehold improvements | Accumulated depreciation and impairment
Property and equipment, net
Property, plant and equipment at beginning of period	(11,704)	(8,050)
Depreciation charge of the year	3,585	1,322
Impairment losses		2,332
Disposals	8,265
Currency Translation	267
Property, plant and equipment at end of period	(6,756)	(11,704)
Decreased property and equipment	(6,756)	(11,704)
Other fixed assets and office equipment
Property and equipment, net
Property, plant and equipment at beginning of period	46,833	33,487
Property, plant and equipment at end of period	40,437	46,833
Decreased property and equipment	40,437	46,833
Other fixed assets and office equipment | Cost
Property and equipment, net
Property, plant and equipment at beginning of period	61,950	49,672
Additions through business combination		17,086
Additions	3,828	1,462
Transfer	337	1,682
Disposals	(2,307)	(7,997)
Currency Translation	(261)	45
Property, plant and equipment at end of period	63,548	61,950
Decreased property and equipment	63,548	61,950
Other fixed assets and office equipment | Accumulated depreciation and impairment
Property and equipment, net
Property, plant and equipment at beginning of period	(15,117)	(16,184)
Depreciation charge of the year	9,147	6,183
Impairment losses		739
Disposals	798	7,988
Currency Translation	355
Property, plant and equipment at end of period	(23,111)	(15,117)
Decreased property and equipment	€ (23,111)	€ (15,117)